SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 17, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash, fdic insured amount			$ 250,000		$ 250,000		$ 250,000
Cash, uninsured amount			1,318,104		1,318,104		2,727,928	$ 0
Accounts receivable			672,664		672,664
Contract liability			25,000		25,000		25,000	0
Inventory			717,679		717,679		381,002
Advertising expenses			9,662	$ (4,578)	69,963	$ 18,125	33,595	58,961
Environmental remediation				$ 22,207		$ 22,207	$ 22,207
Stockholders' equity, reverse stock split		1-for-300 reverse stock split
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stockholders' equity, reverse stock split	1-for-300 reverse stock split
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset					5 years		5 years
Customer List [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset					10 years		10 years
License [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset					10 years		10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset					5 years		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset					10 years		10 years